Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2021
BIS statistics
Swiss metrics
end of	2021	2020
Swiss capital (CHF million)
Swiss CET1 capital	38,529	35,351
Going concern capital	54,372	51,192
Gone concern capital [1]	46,648	41,852
Total loss-absorbing capacity (TLAC)	101,020	93,044
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	268,418	275,576
Leverage exposure	889,137	812,996	[2]
Swiss capital ratios (%)
Swiss CET1 ratio	14.4	12.8
Going concern capital ratio	20.3	18.6
Gone concern capital ratio	17.4	15.2
TLAC ratio	37.6	33.8
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.3	4.3
Going concern leverage ratio	6.1	6.3
Gone concern leverage ratio	5.2	5.1	[3]
TLAC leverage ratio	11.4	11.4
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	10.0	10.0
Going concern capital ratio requirement	14.3	14.3
Gone concern capital ratio requirement	14.3	14.3
TLAC ratio requirement	28.6	28.6
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	3.5	3.5
Going concern leverage ratio requirement	5.0	5.0
Gone concern leverage ratio requirement	5.0	5.0
TLAC leverage ratio requirement	10.0	10.0
1
Amounts are shown on a look-through basis. Certain tier 2 instruments and their related tier 2 amortization components are subject to phase out through 2022. As of 2021 and 2020, gone concern capital was CHF 46,897 million and CHF 42,198 million, including CHF 249 million and CHF 346 million, respectively, of such instruments.

2 Excludes CHF 110,677 million of cash held at central banks, after adjusting for the dividend paid in 2020.
3
The gone concern ratio would have been 4.5%, if calculated using a leverage exposure of CHF 923,673 million, without the temporary exclusion of cash held at central banks, after adjusting for the dividend paid in 2020, of CHF 110,677 million.

Bank
BIS statistics
Swiss metrics
end of	2021	2020
Swiss capital (CHF million)
Swiss CET1 capital	44,185	40,691
Going concern capital [1]	59,110	55,648
Gone concern capital	41,316	41,857
Total loss-absorbing capacity (TLAC)	100,426	97,505
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	267,558	276,157
Leverage exposure	895,810	806,005	[2]
Swiss capital ratios (%)
Swiss CET1 ratio	16.5	14.7
Going concern capital ratio	22.1	20.2
Gone concern capital ratio	15.4	15.2
TLAC ratio	37.5	35.3
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.9	5.0
Going concern leverage ratio	6.6	6.9
Gone concern leverage ratio	4.6	5.2	[3]
TLAC leverage ratio	11.2	12.1
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	10.0	10.0
Going concern capital ratio requirement	14.3	14.3
Gone concern capital ratio requirement	14.3	14.3
TLAC ratio requirement	28.6	28.6
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	3.5	3.5
Going concern leverage ratio requirement	5.0	5.0
Gone concern leverage ratio requirement	5.0	5.0
TLAC leverage ratio requirement	10.0	10.0
1
Amounts are shown on a look-through basis. Certain tier 2 instruments and their related tier 2 amortization components are subject to phase out through 2022. As of 2021 and 2020, gone concern capital was CHF 41,565 million and CHF 42,203 million, including CHF 249 million and CHF 346 million, respectively, of such instruments.

2 Excludes CHF 124,218 million of cash held at central banks, after adjusting for the dividend paid in 2020.
3
The gone concern ratio would have been 4.5%, if calculated using a leverage exposure of CHF 930,223 million, without the temporary exclusion of cash held at central banks, after adjusting for the dividend paid in 2020, of CHF 124,218 million.